Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Revenue Sources	Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Pool revenue	$268,677	$588,480
Time charter revenue	—	—
Voyage revenue (spot market)	4,930	11,927
	$273,607	$600,407

Lease and non-lease components	Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Lease component of revenue from time charter-out and pool revenue	$141,722	$384,906
Non-lease component of revenue from time charter-out and pool revenue	126,955	203,574
	$268,677	$588,480